                     SUPPLEMENT DATED OCTOBER 15, 2004 TO

                      PROSPECTUS DATED APRIL 30, 2004 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                                  THROUGH ITS

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

On June 14, 2004 the Board of Trustees (the "Board") for the Eaton Vance Variable Trust (the "Trust") voted to liquidate the Eaton Vance Variable Trust -- VT Income Fund of Boston (the "Portfolio"). The Board took this action because the Portfolio failed to attract sufficient assets in order to make operating the Portfolio economically feasible. The Board, therefore, determined that continuing the operations of the Portfolio was not in the interests of the Trust, the Portfolio, or the Portfolio's shareholders.

In accordance with the Board's decision to terminate operations, all assets held by the Separate Account invested in the Portfolio will be transferred at the close of trading on the New York Stock Exchange on December 15, 2004 to the Dreyfus Variable Investment Fund -- Money Market Fund.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. (You may only invest in up to 10 Subaccounts and the Guarantee Account, if available, at any one time.)

Transfers made from the Portfolio during the period of October 15, 2004 to December 15, 2004 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

                                                                        Adviser (and Sub-Adviser(s),
                  Subaccount Investing In        Investment Objective          as applicable)
                  ----------------------------------------------------------------------------------
AIM VARIABLE      AIM V.I. Aggressive Growth   Seeks long-term growth       A I M Advisors, Inc.
INSURANCE FUNDS   Fund -- Series I shares      of capital.
                  ----------------------------------------------------------------------------------
                  AIM V.I. Blue Chip Fund --   Seeks long-term growth       A I M Advisors, Inc.
                  Series I shares              of capital. Current
                                               income is a secondary
                                               objective.
                  ----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AllianceBernstein Growth and Seeks reasonable current     Alliance Capital
VARIABLE PRODUCTS Income Portfolio -- Class B  income and reasonable        Management, L.P.
SERIES FUND, INC.                              opportunity for
                                               appreciation through
                                               investments primarily in
                                               dividend-paying common
                                               stocks of good quality.
                  ----------------------------------------------------------------------------------

                                                                                     Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                Investment Objective            as applicable)
                     --------------------------------------------------------------------------------------------
                     AllianceBernstein Premier           Seeks growth of capital     Alliance Capital
                     Growth Portfolio -- Class B         by pursuing aggressive      Management, L.P.
                                                         investment policies.
                     --------------------------------------------------------------------------------------------
AMERICAN CENTURY     VP Income & Growth Fund --          Seeks capital growth.       American Century Investment
VARIABLE PRODUCTS,   Class I                             Income is a secondary       Management, Inc.
INC.                                                     objective.
                     --------------------------------------------------------------------------------------------
                     VP International Fund -- Class I    Seeks capital growth.       American Century Investment
                                                                                     Management, Inc.
                     --------------------------------------------------------------------------------------------
                     VP Ultra Fund -- Class I            Seeks long-term capital     American Century Investment
                                                         growth.                     Management, Inc.
                     --------------------------------------------------------------------------------------------
                     VP Value Fund -- Class I            Seeks long-term capital     American Century Investment
                                                         growth. Income is a         Management, Inc.
                                                         secondary objective.
                     --------------------------------------------------------------------------------------------
DREYFUS              Dreyfus Investment Portfolios       Seeks investment            The Dreyfus Corporation
                     MidCap Stock Portfolio -- Initial   returns that are greater
                     Shares                              than the total return
                                                         performance of publicly
                                                         traded common stocks
                                                         of medium-size
                                                         domestic companies in
                                                         the aggregate as
                                                         represented by the
                                                         Standard & Poor's 400
                                                         MidCap Index.
                     --------------------------------------------------------------------------------------------
                     Dreyfus Variable Investment         Seeks as high a level of    The Dreyfus Corporation
                     Fund -- Money Market Portfolio      current income as is
                                                         consistent with the
                                                         preservation of capital./1/
                     --------------------------------------------------------------------------------------------
                     The Dreyfus Socially Responsible    Seeks to provide capital    The Dreyfus Corporation
                     Growth Fund, Inc. -- Initial Shares growth. Current income is a secondary
                                                         objective.
                     --------------------------------------------------------------------------------------------
EATON VANCE VARIABLE VT Floating-Rate Income Fund        Seeks high current          Eaton Vance Management
TRUST                                                    income.
                     --------------------------------------------------------------------------------------------
                     VT Income Fund of Boston            Seeks as much current       Eaton Vance Management
                                                         income as possible. The
                                                         fund primarily invests in
                                                         high yield, high risk
                                                         corporate bonds,
                                                         commonly referred to as
                                                         "junk bonds." The fund
                                                         also seeks reasonable
                                                         preservation of capital
                                                         to the extent attainable
                                                         from such investments,
                                                         and growth of income
                                                         and capital as
                                                         secondary objectives.
                     --------------------------------------------------------------------------------------------
                     VT Worldwide Health Sciences        Seeks long-term capital     OrbiMed Advisors, LLC
                     Fund                                growth by investing in a
                                                         worldwide and
                                                         diversified portfolio of
                                                         health sciences
                                                         companies.
                     --------------------------------------------------------------------------------------------

                    /1/ An investment in the portfolio is not insured or
                        guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share it is possible to lose money by investing in this portfolio.

                                                                                Adviser (and Sub-Adviser(s),
                   Subaccount Investing In             Investment Objective            as applicable)
                   -------------------------------------------------------------------------------------------
FIDELITY VARIABLE  VIP Contrafund(R) Portfolio --    Seeks long-term capital  Fidelity Management &
INSURANCE PRODUCTS Service Class 2                   appreciation.            Research Company
FUND                                                                          (subadvised by Fidelity
                                                                              Management & Research
                                                                              (U.K.) Inc. (FMR U.K.), Fidelity
                                                                              Management & Research
                                                                              (Far East) Inc. (FMR Far
                                                                              East), Fidelity Investments
                                                                              Japan Limited (FIJ) and FMR
                                                                              Co., Inc. (FMRC))
                   -------------------------------------------------------------------------------------------
                   VIP Equity-Income Portfolio --    Seeks reasonable         Fidelity Management &
                   Service Class 2                   income. The Portfolio    Research Company
                                                     will also consider the   (subadvised by FMR Co., Inc.
                                                     potential for capital    (FMRC))
                                                     appreciation. The
                                                     Portfolio's goal is to
                                                     achieve a yield which
                                                     exceeds the composite
                                                     yield on the securities
                                                     comprising the Standard
                                                     & Poor's 500/SM/ Index
                                                     (S&P 500(R))
                   -------------------------------------------------------------------------------------------
                   VIP Mid Cap Portfolio --          Seeks long-term growth   Fidelity Management &
                   Service Class 2                   of capital.              Research Company
                                                                              (subadvised by Fidelity
                                                                              Management & Research
                                                                              (U.K.), Inc. (FMR U.K.) and
                                                                              Fidelity Management &
                                                                              Research Far East Inc. (FMR
                                                                              Far East))
                   -------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Large Cap Growth         Seeks capital            Franklin Advisors, Inc.
VARIABLE INSURANCE Securities Fund -- Class 2 Shares appreciation
PRODUCTS TRUST     -------------------------------------------------------------------------------------------
                   Mutual Shares Securities Fund --  Seeks capital            Franklin Mutual Advisors,
                   Class 2 Shares                    appreciation. Income is  LLC
                                                     a secondary goal.
                   -------------------------------------------------------------------------------------------
                   Templeton Foreign Securities      Seeks long-term capital  Templeton Investment
                   Fund -- Class 2 Shares            growth.                  Counsel, LLC (subadvised
                                                                              by Franklin Advisors, Inc.)
                   -------------------------------------------------------------------------------------------
                   Templeton Global Asset Allocation Seeks high total return. Templeton Investment
                   Fund -- Class 2 Shares                                     Counsel, LLC (subadvised
                                                                              by Franklin Advisors, Inc.)
                   -------------------------------------------------------------------------------------------
GE INVESTMENTS     Total Return Fund                 Seeks the highest total  GE Asset Management
FUNDS, INC.                                          return composed of       Incorporated
                                                     current income and
                                                     capital appreciation, as
                                                     is consistent with
                                                     prudent investment risk.
                   -------------------------------------------------------------------------------------------
J.P. MORGAN SERIES Bond Portfolio                    Seeks high total return  J.P. Morgan Investment
TRUST II                                             consistent with          Management, Inc., a
                                                     moderate risk of capital subsidiary of J.P. Morgan
                                                     and maintenance of       Chase & Co.
                                                     liquidity.
                   -------------------------------------------------------------------------------------------
                   International Equity Portfolio    Seeks high total return. J.P. Morgan Investment
                   (formerly, International                                   Management, Inc., a
                   Opportunities Portfolio)                                   subsidiary of J.P. Morgan
                                                                              Chase & Co.
                   -------------------------------------------------------------------------------------------

                                                                            Adviser (and Sub-Adviser(s),
                     Subaccount Investing In         Investment Objective          as applicable)
                     ------------------------------------------------------------------------------------
                     Mid Cap Value Portfolio         Seeks growth from     J.P. Morgan Investment
                                                     capital appreciation. Management, Inc., a subsidiary
                                                                           of J.P. Morgan Chase & Co.
                     ------------------------------------------------------------------------------------
                     Small Company Portfolio         Seeks high total      J.P. Morgan Investment
                                                     return from a         Management, Inc., a subsidiary
                                                     portfolio of small    of J.P. Morgan Chase & Co.
                                                     company stocks.
                     ------------------------------------------------------------------------------------
                     U.S. Large Cap Core Equity      Seeks high total      J.P. Morgan Investment
                     Portfolio                       return from a         Management, Inc., a subsidiary
                                                     portfolio of selected of J.P. Morgan Chase & Co.
                                                     equity securities.
                     ------------------------------------------------------------------------------------
MFS(R) VARIABLE      MFS(R) Investors Growth Stock   Seeks long-term       Massachusetts Financial
INSURANCE TRUST      Series -- Service Class Shares  growth of capital and Services Company ("MFS(R)")
                                                     future income rather
                                                     than current income.
                     ------------------------------------------------------------------------------------
                     MFS(R) Strategic Income         Seeks high current    Massachusetts Financial
                     Series -- Service Class Shares  income. Significant   Services Company
                                                     capital appreciation  ("MFS(R)")
                                                     is a secondary
                                                     objective.
                     ------------------------------------------------------------------------------------
                     MFS(R) Total Return Series --   Seeks above           Massachusetts Financial
                     Service Class Shares            average income.       Services Company ("MFS(R)")
                                                     Reasonable
                                                     opportunity for
                                                     growth of capital and
                                                     income is a
                                                     secondary objective.
                     ------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE Oppenheimer Capital             Seeks capital         OppenheimerFunds, Inc.
ACCOUNT FUNDS        Appreciation Fund/VA -- Service appreciation by
                     Shares                          investing in
                                                     securities of well-
                                                     known established
                                                     companies.
                     ------------------------------------------------------------------------------------
                     Oppenheimer Main Street Fund/   Seeks high total      OppenheimerFunds, Inc.
                     VA -- Service Shares            return (which
                                                     includes growth in
                                                     the value of its
                                                     shares as well as
                                                     current income) from
                                                     equity and debt
                                                     securities.
                     ------------------------------------------------------------------------------------
                     Oppenheimer Main Street Small   Seeks capital         OppenheimerFunds, Inc.
                     Cap Fund/VA -- Service Shares   appreciation.
                     ------------------------------------------------------------------------------------
SCUDDER VARIABLE     Scudder Technology Growth       Seeks growth of       Deutsche Asset Management
SERIES II            Portfolio -- Class B Shares     capital.
                     ------------------------------------------------------------------------------------
                     SVS Dreman High Return Equity   Seeks to achieve a    Deutsche Asset Management
                     Portfolio -- Class B Shares     high rate of total    (subadvised by Dreman Value
                                                     return.               Management L.L.C.)
                     ------------------------------------------------------------------------------------
                     SVS Dreman Small Cap Value      Seeks long-term       Deutsche Asset Management
                     Portfolio -- Class B Shares     capital appreciation. (subadvised by Dreman Value
                                                                           Management L.L.C.)
                     ------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                1-800-352-9910
                                or by writing:
                     GE Life and Annuity Assurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

Please be sure to include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so that we may be sure the correct prospectuses are mailed to you.